UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, New York 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

FORM N-Q

NOVEMBER 30, 2015

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 87.5%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.2%
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	490,000	EUR	$548,047	(a)

Automobiles - 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	1,030,000		1,111,422

Diversified Consumer Services - 0.7%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	161,549	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	280,000	GBP	459,172
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,205,100
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	760,000		788,500

Total Diversified Consumer Services					2,614,321

Hotels, Restaurants & Leisure - 3.3%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,004,704		916,792	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	820,000		876,375
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,400,000		1,477,000	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,700,000		1,640,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	1,090,000		1,139,050	(a)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	822,396	GBP	1,319,182	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	980,000		1,011,850	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	650,000		663,813	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	2,890,000		3,081,462	(a)

Total Hotels, Restaurants & Leisure					12,126,024

Household Durables - 1.6%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,630,000		1,685,012	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,350,000		1,400,625	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	950,000		1,016,500
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	250,000		255,625
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,650,000		1,464,375	(a)

Total Household Durables					5,822,137

Media - 6.6%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	840,000		848,400
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	2,560,000		2,602,865	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	640,000		667,413	(a)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,670,000		2,693,362
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,380,000		1,285,125
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,130,000		966,150	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	3,190,000		821,425	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,467,997		1,229,447	(a)(c)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	2,100,000		2,079,000	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	2,090,000		2,063,875	(a)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	550,000		637,163
Tribune Media Co., Senior Notes	5.875%	7/15/22	610,000		611,525	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	680,000		709,750	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,514,000		2,614,560	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	140,000	EUR	158,340	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,260,000		$2,319,325	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,750,000		1,747,813	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		195,000	(a)

Total Media					24,250,538

Multiline Retail - 0.6%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	270,000		261,225
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	770,000		691,075	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,310,000		1,172,450	(a)(c)

Total Multiline Retail					2,124,750

Specialty Retail - 1.4%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	2,880,000		2,635,200	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	660,000		582,450	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	1,050,000		1,080,188	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	960,000		978,000

Total Specialty Retail					5,275,838

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	240,000		230,400	(a)

TOTAL CONSUMER DISCRETIONARY					54,103,477

CONSUMER STAPLES - 4.6%
Beverages - 0.9%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,120,000		1,131,200	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	910,000		946,400
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,000,000		1,140,000	(a)

Total Beverages					3,217,600

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,550,000		1,486,063	(a)

Food Products - 1.7%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	870,000	GBP	1,251,447	(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	580,000		581,450	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	940,000		893,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,330,000		1,313,375	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	2,140,000		1,963,450	(a)

Total Food Products					6,002,722

Household Products - 1.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	570,000		579,975
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	310,000		292,175	(a)
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	460,000		493,350
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	370,000		387,575	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,230,000		1,274,587	(a)
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,650,000		1,483,969	(a)

Total Household Products					4,511,631

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,920,000		1,557,600

TOTAL CONSUMER STAPLES					16,775,616

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 10.9%
Energy Equipment & Services - 1.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	830,000	$630,800
CGG, Senior Notes	6.500%	6/1/21	1,480,000	810,300
Parker Drilling Co., Senior Notes	7.500%	8/1/20	2,370,000	1,884,150
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,140,000	786,600	(a)

Total Energy Equipment & Services				4,111,850

Oil, Gas & Consumable Fuels - 9.8%
Approach Resources Inc., Senior Notes	7.000%	6/15/21	1,280,000	684,800
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,530,000	36,338
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	640,000	268,800
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,420,000	575,100
California Resources Corp., Senior Notes	5.000%	1/15/20	600,000	385,500
California Resources Corp., Senior Notes	5.500%	9/15/21	3,150,000	1,905,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	970,000	921,500
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	780,000	768,300
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000	921,200
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	820,000	351,063
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	330,000	69,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,280,000	1,100,800
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	490,000	488,775	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	1,180,000	1,008,900
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	290,000	189,950
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	4,530,000	3,765,562	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	1,510,000	1,194,787	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	3,740,000	1,196,800
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,540,000	477,400
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	810,000	790,178
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	370,000	90,188
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	450,000	294,750	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	3,530,000	1,403,175
MEG Energy Corp., Senior Notes	6.375%	1/30/23	250,000	208,750	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,140,000	1,824,350	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,360,000	428,400	*(e)(f)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	4,790,000	1,113,675	*(a)(f)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,280,000	876,800
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	410,000	350,550
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	2,760,000	2,380,500
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	1,000,000	317,500	(a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	540,000	372,600
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	760,000	47,500	*(f)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	500,000	427,500
Rice Energy Inc., Senior Notes	7.250%	5/1/23	1,000,000	875,000	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	2,220,000	2,217,225
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,170,000	5,850	*(f)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	4,210,000	2,915,425
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	750,000	563,437	(a)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	1,130,000	1,179,726
WPX Energy Inc., Senior Notes	7.500%	8/1/20	80,000	75,800
WPX Energy Inc., Senior Notes	8.250%	8/1/23	620,000	581,250

Total Oil, Gas & Consumable Fuels				35,650,754

TOTAL ENERGY				39,762,604

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 12.8%
Banks - 7.0%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	650,000		$687,375	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,550,000		2,034,009	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,750,000		1,980,781
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	340,000		364,721	(g)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	570,000		586,388	(a)(g)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	3,080,000		2,956,492	(g)(h)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	1,320,000		1,498,200	(a)(g)(h)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	600,000		616,027	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	640,000		633,632	(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000		862,589	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	530,000		533,297	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	1,000,000		1,016,750	(g)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,170,000		1,172,925	(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	7,000,000		7,348,600	(g)(h)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	350,000		404,349
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,030,000	AUD	1,628,938	(b)(h)
Santander Issuances SAU, Notes	5.911%	6/20/16	900,000		918,878	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	470,000		495,850	(g)(h)

Total Banks					25,739,801

Capital Markets - 0.5%
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,080,000		1,077,606
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		961,752	(a)

Total Capital Markets					2,039,358

Consumer Finance - 0.5%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	920,000		967,840
Navient Corp., Senior Notes	6.125%	3/25/24	390,000		337,837
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	590,000		457,250	(a)

Total Consumer Finance					1,762,927

Diversified Financial Services - 2.4%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	2,060,000		2,080,600	(a)
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	1,000,000		1,016,250
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,900,000		2,035,375
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,744,450

Total Diversified Financial Services					8,876,675

Insurance - 0.6%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	620,000		647,900	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	760,000		570,000
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	720,000		844,200	(a)

Total Insurance					2,062,100

Real Estate Investment Trusts (REITs) - 0.2%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	710,000		672,725	(a)

Real Estate Management & Development - 1.6%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,650,000		1,522,125
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,170,000		1,140,750
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,310,000		1,385,325	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,750,000		1,798,125	(a)

Total Real Estate Management & Development					5,846,325

TOTAL FINANCIALS					46,999,911

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 6.5%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		$552,750	(a)

Health Care Equipment & Supplies - 1.4%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	860,000		843,342	(a)(c)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,530,000	EUR	1,671,564	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,140,000		1,931,350	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	780,000		781,950	(a)

Total Health Care Equipment & Supplies					5,228,206

Health Care Providers & Services - 3.3%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,000,000		1,597,500
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	1,890,000		1,923,075
HCA Inc., Debentures	7.500%	11/15/95	1,000,000		980,000
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,120,000		2,003,400
Priory Group No. 3 PLC, Senior Notes	8.875%	2/15/19	225,000	GBP	351,241	(a)
Priory Group No. 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	1,125,000	GBP	1,756,205	(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,850,000		1,853,469
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,770,000		1,663,800

Total Health Care Providers & Services					12,128,690

Pharmaceuticals - 1.6%
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	2,130,000		2,132,662	(a)(c)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	960,000		854,400	(a)
Valeant Pharmaceuticals International, Senior Notes	6.375%	10/15/20	490,000		451,413	(a)
Valeant Pharmaceuticals International, Senior Notes	7.250%	7/15/22	870,000		791,700	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	300,000		294,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	480,000		432,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,060,000		1,007,085	(a)

Total Pharmaceuticals					5,963,260

TOTAL HEALTH CARE					23,872,906

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	620,000		648,675
Bombardier Inc., Senior Notes	7.500%	3/15/18	520,000		520,000	(a)
Bombardier Inc., Senior Notes	4.750%	4/15/19	100,000		87,500	(a)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,900,000		1,672,000	(a)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	2,000,000		1,907,500	(a)(e)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	580,000		571,300

Total Aerospace & Defense					5,406,975

Air Freight & Logistics - 1.4%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	3,060,000		2,757,825	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,370,000		1,393,975	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	990,000		914,513	(a)

Total Air Freight & Logistics					5,066,313

Airlines - 0.5%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	460,000		470,350	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,083,175		1,214,510

Total Airlines					1,684,860

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,190,000		$1,100,750	(a)

Commercial Services & Supplies - 1.3%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	650,000		581,750	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,690,000		2,030,950
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	2,096,000		2,263,680

Total Commercial Services & Supplies					4,876,380

Construction & Engineering - 1.7%
Astaldi SpA, Senior Notes	7.125%	12/1/20	580,000	EUR	624,326	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	130,000	EUR	139,935	(b)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,010,000		737,300	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	860,000		877,200	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,341,600		1,006,200	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,540,000		1,412,950	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	2,480,000		1,202,800	(a)

Total Construction & Engineering					6,000,711

Electrical Equipment - 0.7%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	691,456		684,541	(c)(d)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		854,850	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	760,000		737,200	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	169,353	(a)

Total Electrical Equipment					2,445,944

Machinery - 1.6%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	500,000		530,000	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,310,000		2,396,625	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,000,000		1,070,000
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	304,000	EUR	344,477	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	109,600	EUR	124,193	(b)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	470,000	EUR	528,474	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	720,000		748,800	(a)

Total Machinery					5,742,569

Marine - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,670,000		2,506,463	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,010,000		555,500

Total Marine					3,061,963

Road & Rail - 1.1%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,050,000		1,071,000	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	1,430,000		1,251,250	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	970,000		953,025	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,000,000		885,000	(a)

Total Road & Rail					4,160,275

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,110,000		1,118,325

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - 1.3%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,420,000		$1,476,800	(a)
JCH Parent Inc., Senior Notes	10.500%	3/15/19	2,789,160		1,785,062	(a)(c)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,640,000		1,615,400	(a)(c)

Total Transportation					4,877,262

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	720,000		740,700	(a)

TOTAL INDUSTRIALS					46,283,027

INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.5%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	1,040,000		998,400	(a)
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	940,000		782,923

Total Communications Equipment					1,781,323

Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,140,000		1,132,875

Internet Software & Services - 0.7%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	2,380,000		2,594,200

IT Services - 1.6%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,540,000		777,700	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	330,000		345,263	(a)
First Data Corp., Secured Notes	5.750%	1/15/24	310,000		310,775	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	890,000		900,012	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	3,340,000		3,348,350	(a)

Total IT Services					5,682,100

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	950,000	EUR	1,095,412	(a)

TOTAL INFORMATION TECHNOLOGY					12,285,910

MATERIALS - 8.6%
Chemicals - 1.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	380,000		323,000	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	960,000		636,000
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	620,000		590,550	(a)(c)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	2,000,000		1,995,000	(a)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	1,300,000	EUR	1,395,244	(b)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,650,000		1,353,000	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	230,000		178,250	(a)

Total Chemicals					6,471,044

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,050,000		924,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	390,000		333,450	(a)

Total Construction Materials					1,257,450

Containers & Packaging - 2.8%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,099,747		1,151,985	(a)(c)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	2,500,000	EUR	2,786,650	(b)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,750,000		1,658,125	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,460,000		1,357,800	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	2,280,000		2,200,200
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000		391,550
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	840,000		827,400	(a)

Total Containers & Packaging					10,373,710

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 3.3%
ArcelorMittal, Senior Notes	8.000%	10/15/39	2,020,000		$1,535,462
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	3,690,000		3,016,575	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,860,000		1,071,825
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,200,000		2,128,500	(a)
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	536,000		447,560
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,290,000		58,050	*(a)(e)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	13,552		0	(a)(d)(e)(i)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	120,000		93,000	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	740,000		766,825	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	850,000	EUR	934,484	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,400,000		1,522,500	(a)(c)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	220,000		211,200	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	860,000		230,050

Total Metals & Mining					12,016,031

Paper & Forest Products - 0.4%
Appvion Inc., Secured Notes	9.000%	6/1/20	2,460,000		873,300	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	860,000		634,250

Total Paper & Forest Products					1,507,550

TOTAL MATERIALS					31,625,785

TELECOMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 4.2%
CCOH Safari LLC, Senior Notes	5.750%	2/15/26	2,040,000		2,055,300	(a)
CenturyLink Inc., Senior Notes	7.600%	9/15/39	1,300,000		1,053,000
CenturyLink Inc., Senior Notes	7.650%	3/15/42	1,500,000		1,215,000
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	890,000		884,438	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,360,000		1,336,200	(a)
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	5,000,000		1,900,000
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	100,000		105,875
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	1,930,000		2,033,737
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	520,000		546,265
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,460,000		1,359,150	(a)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	2,990,000		2,399,475
Windstream Services LLC, Senior Notes	6.375%	8/1/23	500,000		373,125

Total Diversified Telecommunication Services					15,261,565

Wireless Telecommunication Services - 5.9%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	2,530,000		2,515,756	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	200,000		209,500	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	1,190,000		1,236,113	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	1,070,000		1,134,200	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	5,210,000		3,764,225
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,710,000		2,123,962
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,220,000		2,403,150	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,720,000		1,388,900
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	450,000		465,750
T-Mobile USA Inc., Senior Notes	6.125%	1/15/22	390,000		398,974
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,250,000		1,259,375
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	470,000		470,588
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000		2,846,688	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	800,000		824,416	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	520,000		535,870	(a)

Total Wireless Telecommunication Services					21,577,467

TOTAL TELECOMMUNICATION SERVICES					36,839,032

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 3.1%
Electric Utilities - 2.1%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,260,000	$1,522,795
FirstLight Hydro Generating Co., Senior Secured Notes	8.812%	10/15/26	2,442,188	2,611,407
Midwest Generation LLC, Pass-Through Certificates, Secured Bonds	8.560%	1/2/16	92,533	92,186
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	99,125	103,895
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,220,000	2,267,175
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,000,000	1,082,500

Total Electric Utilities				7,679,958

Independent Power and Renewable Electricity Producers - 1.0%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	3,624,375	3,737,637

TOTAL UTILITIES				11,417,595

TOTAL CORPORATE BONDS & NOTES (Cost - $350,045,743)				319,965,863

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	572,747	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.273%	8/15/48	700,000	492,068	(a)(h)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	497,629	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,563,732)				1,562,444

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	340,000	305,788

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	943,640	519,002	(a)(c)(d)(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,257,066)				824,790

SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,050,000	1,064,875	(j)(k)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	900,000	906,750	(j)(k)

TOTAL CONSUMER DISCRETIONARY				1,971,625

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	450,000	446,625	(j)(k)

ENERGY - 0.6%
Energy Equipment & Services - 0.4%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	1,660,000	1,411,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Inc., Incremental Second Lien Term Loan	4.200%	12/31/15	300,000	$300,000	(j)(k)(l)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	679,140	456,721	(j)(k)

Total Oil, Gas & Consumable Fuels				756,721

TOTAL ENERGY				2,167,721

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	827,925	765,831	(j)(k)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,100,000	1,067,000	(j)(k)

TOTAL HEALTH CARE				1,832,831

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	799,373	810,365	(j)(k)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	985,050	898,858	(j)(k)

TOTAL SENIOR LOANS (Cost - $8,622,615)				8,128,025

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. Government Obligations - 0.8%
U.S. Treasury Notes (Cost - $2,999,093)	1.375%	9/30/20	3,000,000	2,960,742

			SHARES
COMMON STOCKS - 2.8%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			68,957	0	*(d)(e)(i)

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc.			46,103	171,503	*

FINANCIALS - 2.1%
Banks - 2.1%
Citigroup Inc.			119,668	6,472,842
JPMorgan Chase & Co.			20,262	1,351,070

TOTAL FINANCIALS				7,823,912

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			13,300	1,103,900	*(d)(e)

INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc.			42,100	842,421

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			2,742,654	164,630	*(d)(e)

TOTAL COMMON STOCKS (Cost - $9,849,537)				10,106,366

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp. (Cost - $962,975)	6.000%		13,500	$148,500

PREFERRED STOCKS - 2.2%
FINANCIALS - 2.2%
Consumer Finance - 2.2%
GMAC Capital Trust I (Cost - $7,815,124)	8.125%		319,200	8,139,600	(h)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	1,686	236,040	*(a)(e)
Jack Cooper Holdings Corp.		5/6/18	846	118,440	*(a)(e)

TOTAL WARRANTS (Cost - $46,253)				354,480

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $383,162,138)				352,190,810

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class (Cost - $4,612,364)	0.000%		4,612,364	4,612,364

TOTAL INVESTMENTS - 97.6% (Cost - $387,774,502#)				356,803,174
Other Assets in Excess of Liabilities - 2.4%				8,824,685

TOTAL NET ASSETS - 100.0%				$365,627,859

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Illiquid security.

(f)	The coupon payment on these securities is currently in default as of November 30, 2015.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	Value is less than $1.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of November 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2015

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$53,186,685	$916,792		$54,103,477
Industrials	—	45,598,486	684,541		46,283,027
Materials	—	31,625,785	0	*	31,625,785
Other corporate bonds & notes	—	187,953,574	—		187,953,574
Collateralized mortgage obligations	—	1,562,444	—		1,562,444
Convertible bonds & notes	—	305,788	519,002		824,790
Senior loans:
Consumer discretionary	—	1,064,875	906,750		1,971,625
Consumer staples	—	—	446,625		446,625
Health care	—	1,067,000	765,831		1,832,831
Utilities	—	—	898,858		898,858
Other senior loans	—	2,978,086	—		2,978,086
U.S. government & agency obligations	—	2,960,742	—		2,960,742
Common stocks:
Consumer discretionary	—	—	0	*	0	*
Health care	—	—	1,103,900		1,103,900
Materials	—	—	164,630		164,630
Other common stocks	$8,837,836	—	—		8,837,836
Convertible preferred stocks	148,500	—	—		148,500
Preferred stocks	8,139,600	—	—		8,139,600
Warrants	—	354,480	—		354,480

Total long-term investments	$17,125,936	$328,657,945	$6,406,929		$352,190,810

Short-term investments†	4,612,364	—	—		4,612,364

Total investments	$21,738,300	$328,657,945	$6,406,929		$356,803,174

Other financial instruments:
Futures contracts	$58,194	—	—		$58,194
Forward foreign currency contracts	—	$755,294	—		755,294

Total other financial instruments	$58,194	$755,294	—		$813,488

Total	$21,796,494	$329,413,239	$6,406,929		$357,616,662

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$68,594	—	—		$68,594
Forward foreign currency contracts	—	$51,684	—		51,684

Total	$68,594	$51,684	—		$120,278

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At November 30, 2015, securities valued at $148,500 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	CONVERTIBLE BONDS & NOTES
Balance as of August 31, 2015	$913,255	—	$0	*	$2,356,933	—
Accrued premiums/discounts	6,190	—	—		231	—
Realized gain (loss)	—	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(37,357)	—	(134)		2,197	—
Purchases	34,704	—	134		—	—
Sales	—	—	—		—	—
Transfers into Level 3[2]	—	$684,541	—		—	$519,002
Transfers out of Level 3[3]	—	—	—		(2,359,361)	—

Balance as of November 30, 2015	$916,792	$684,541	$0	*	—	$519,002

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2015[1]	$(37,357)	—	$(134)		—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	CONSUMER STAPLES		HEALTH CARE	UTILITIES
Balance as of August 31, 2015	$913,500	$612,758	—		—	$952,961
Accrued premiums/discounts	135	588	—		—	571
Realized gain (loss)	—	38	—		—	47
Change in unrealized appreciation (depreciation)[1]	(6,885)	(154,961)	—		—	(52,246)
Purchases	—	—	—		—	—
Sales	—	(1,702)	—		—	(2,475)
Transfers into Level 3[2]	—	—	$446,625		$765,831	—
Transfers out of Level 3[3]	—	(456,721)	—		—	—

Balance as of November 30, 2015	$906,750	—	$446,625		$765,831	$898,858

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2015[1]	$(6,885)	—	—		—	$(52,246)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	HEALTH CARE	MATERIALS		WARRANTS	TOTAL
Balance as of August 31, 2015	$0 *	$1,103,900	$161,815		$354,480	$7,369,602
Accrued premiums/discounts	—	—	—		—	7,715
Realized gain (loss)	—	—	—		—	85
Change in unrealized appreciation (depreciation)[1]	—	—	2,815		—	(246,571)
Purchases	—	—	—		—	34,838
Sales	—	—	—		—	(4,177)
Transfers into Level 3[2]	—	—	—		—	2,415,999
Transfers out of Level 3[3]	—	—	—		(354,480)	(3,170,562)

Balance as of November 30, 2015	$0 *	$1,103,900	$164,630		—	$6,406,929

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2015[1]	—	—	$2,815		—	$(93,807)

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At November 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,877,206
Gross unrealized depreciation	(42,848,534)

Net unrealized depreciation	$(30,971,328)

At November 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	70	3/16	$11,032,431	$11,090,625	$58,194

Contracts to Sell:
U.S. Treasury 10-Year Notes	231	3/16	29,138,468	29,207,062	(68,594)

Net unrealized depreciation on open futures contracts					$(10,400)

At November 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,695,988	EUR	4,995,079	Bank of America N.A.	1/19/16	$410,476
EUR	1,160,410	USD	1,264,406	Citibank, N.A.	2/16/16	(35,556)
USD	2,001,632	GBP	1,321,689	Citibank, N.A.	2/16/16	10,694
EUR	530,000	USD	577,387	Credit Suisse	2/16/16	(16,128)
USD	7,319,592	EUR	6,684,925	Credit Suisse	2/16/16	240,395
USD	1,926,590	GBP	1,250,229	Credit Suisse	2/16/16	43,297
USD	2,451,997	GBP	1,594,285	UBS AG	2/16/16	50,432

Total						$703,610

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016